CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
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Disclosure Of Detailed Information About Management Capital Explanatory
Capital, as defined above, is summarized in the following table:

	December 31, 2024	December 31, 2023
Equity	$1,179,041	$820,019
Convertible debentures (Note 9)	455,783	158,478
	1,634,824	978,497
Less: Cash	(476,587)	(290,743)
	$1,158,237	$687,754